Segmented Information (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company’s geographic segments are as follows:

	June 30, 2019	December 31, 2018
Equipment
Canada	8	11
Greenland	22	24
Total	30	35

	June 30, 2019	December 31, 2018
Exploration and evaluation assets
Canada	2,299	2,214
Greenland	62,614	62,257
United States	12	8
Total	64,925	64,479